Financial Instruments - Narrative (Details) - Interest rate swap $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) interest_rate_swap_transaction	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transaction	18
Notional principal	$ 759.1	$ 175.0
Derivative asset	0.1	0.6
Derivative liability	(23.4)	(2.4)
Unrealized loss on derivatives	$ (25.2)	$ (1.6)